ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2)	12 Months Ended			0 Months Ended
	Dec. 31, 2013 Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")	Dec. 31, 2013 Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	Dec. 31, 2013 Shaanxi Lide Industry Investments Co., Ltd. ("Xian")	Dec. 04, 2008 Xinye Shanghai Yaye Real Estate Brokerage Co., Ltd. ("IFM SH")	Aug. 12, 2008 Xinye Beijing Aifeite International Franchise Consulting Company Ltd. ("IFM Beijing")	Dec. 26, 2008 Xinye Xiamen Shijitonghe Real Estate Consultant Co., Ltd. ("Xiamen")	Dec. 04, 2006 Xinye Shandong Jinan Sanlian Real Estate Brokerage Co., Ltd. ("Shandong")	Feb. 09, 2009 Xinye Shaanxi Lide Industry Investments Co., Ltd. ("Xian")
ORGANIZATION AND PRINCIPAL ACTIVITIES
Ownership held	100.00%	100.00%	100.00%	51.00%	11.00%	10.00%	15.00%	10.00%